FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The Master Trust measures certain assets at fair value. A three-tier fair value hierarchy is established as a basis for considering fair value assumptions and for inputs used in the valuation methodologies in measuring fair value:

    Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

    Level 2 – Other inputs that are directly or indirectly observable in the marketplace.

    Level 3 – Unobservable inputs which are supported by little or no market activities.

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Investments measured at fair value on a recurring basis for the Master Trust are summarized below.

	Fair Value Measurements as of December 31, 2025
(in thousands)	Level 1	Level 2	Total
Master Trust investments:
Brokerage Link Account	$1,424,411	$—	$1,424,411
Money Market Fund	433,954	—	433,954
PG&E Corporation Stock Fund	312,035	—	312,035
Equity Funds	—	4,313,915	4,313,915
Fixed Income Funds	—	898,994	898,994
Target Date Funds measured at NAV	—	—	3,812,545
Total Master Trust investments, at fair value	$2,170,400	$5,212,909	$11,195,854

	Fair Value Measurements as of December 31, 2024
(in thousands)	Level 1	Level 2	Total
Master Trust investments:
Brokerage Link Account	$1,118,299	$—	$1,118,299
Money Market Fund	433,050	—	433,050
PG&E Corporation Stock Fund	417,332	—	417,332
Equity Funds	—	3,704,541	3,704,541
Fixed Income Funds	—	821,995	821,995
Target Date Funds measured at NAV	—	—	3,144,374
Total Master Trust investments, at fair value	$1,968,681	$4,526,536	$9,639,591

The fair value measurements incorporate various factors, such as the credit standing of the counterparties involved, the applicable exit market, and specific risks inherent in the financial instrument. As of December 31, 2025 and 2024, the following is a description of the valuation methodologies used for the financial instruments at fair value:

•Mutual funds offered to participants either through the brokerage link account or as direct investment options are valued based on unadjusted prices in active markets for identical transactions. The PG&E Corporation Stock Fund invests in PG&E stock. These investments are actively traded on a public exchange and are therefore considered Level 1 assets.

•The money market fund is a commingled fund of U.S. government short-term securities that are valued using unadjusted prices in an active market for identical assets and are therefore considered Level 1 assets.
•The equity funds and fixed income funds are stated at estimated fair value as determined by the issuer based on the unit values of the funds. Unit values are determined by dividing the fund’s net assets, which represent the unadjusted prices in active markets of the underlying investments, by the number of units outstanding at the valuation date. Equity funds and fixed income funds are maintained by investment companies for large institutional investors and are not publicly traded. They are comprised primarily of underlying securities represented by a variety of asset classes that are publicly traded on exchanges or over-the-counter, and price quotes for the assets held by these funds are readily observable and available. As of December 31, 2025 and 2024, equity funds and fixed income funds are categorized as Level 2 assets.

The unit values of equity funds, and fixed income funds are reported using net asset value as an estimate of fair value. The equity funds invest in common stock and securities convertible into common stock from companies of various sizes and geography, with each fund seeking to match the performance of a specified index. The fixed income funds invest in diversified portfolios of bonds, with each fund seeking to match the performance of a specified index. Each of these funds is able to be purchased or redeemed daily based on the unit value determined on the respective transaction date.  These funds have no unfunded commitments, required notice period for redemption, or other redemption restriction.

Investments Measured at Net Asset Value (NAV)

In accordance with FASB ASU No. 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent), investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy table above. The fair value amounts are included in the table above in order to reconcile to the amounts presented in the Statement of Net Assets Available for Benefits. These investments include the target date funds. There are no restrictions on the terms and conditions upon which the investments may be redeemed.

Transfers Between Levels

There were no transfers between levels for the years ended December 31, 2025 and 2024. However, certain investments were moved from the fair value hierarchy to net asset value and from net asset value to the fair value hierarchy based on re-evaluation of the underlying assets.

Level 3 Rollforward

There were no assets classified as Level 3 in the fair value hierarchy for the years ended December 31, 2025 and 2024.

EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The Master Trust measures certain assets at fair value. A three-tier fair value hierarchy is established as a basis for considering fair value assumptions and for inputs used in the valuation methodologies in measuring fair value:

    Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

    Level 2 – Other inputs that are directly or indirectly observable in the marketplace.

    Level 3 – Unobservable inputs which are supported by little or no market activities.

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Investments measured at fair value on a recurring basis for the Master Trust are summarized below.

	Fair Value Measurements as of December 31, 2025
(in thousands)	Level 1	Level 2	Total
Master Trust investments:
Brokerage Link Account	$1,424,411	$—	$1,424,411
Money Market Fund	433,954	—	433,954
PG&E Corporation Stock Fund	312,035	—	312,035
Equity Funds	—	4,313,915	4,313,915
Fixed Income Funds	—	898,994	898,994
Target Date Funds measured at NAV	—	—	3,812,545
Total Master Trust investments, at fair value	$2,170,400	$5,212,909	$11,195,854

	Fair Value Measurements as of December 31, 2024
(in thousands)	Level 1	Level 2	Total
Master Trust investments:
Brokerage Link Account	$1,118,299	$—	$1,118,299
Money Market Fund	433,050	—	433,050
PG&E Corporation Stock Fund	417,332	—	417,332
Equity Funds	—	3,704,541	3,704,541
Fixed Income Funds	—	821,995	821,995
Target Date Funds measured at NAV	—	—	3,144,374
Total Master Trust investments, at fair value	$1,968,681	$4,526,536	$9,639,591
The fair value measurements incorporate various factors, such as the credit standing of the counterparties involved, the applicable exit market, and specific risks inherent in the financial instrument. As of December 31, 2025 and 2024, the following is a description of the valuation methodologies used for the financial instruments at fair value:

•Mutual funds offered to participants either through the brokerage link account or as direct investment options are valued based on unadjusted prices in active markets for identical transactions. The PG&E Corporation stock fund invests in PG&E stock. These investments are actively traded on a public exchange and are therefore considered Level 1 assets.

•The money market fund is a commingled fund of U.S. government short-term securities that are valued using unadjusted prices in an active market for identical assets and are therefore considered Level 1 assets.

•The equity funds and fixed income funds are stated at estimated fair value as determined by the issuer based on the unit values of the funds. Unit values are determined by dividing the fund’s net assets, which represent the unadjusted prices in active markets of the underlying investments, by the number of units outstanding at the valuation date. Equity funds and fixed income funds are maintained by investment companies for large institutional investors and are not publicly traded. They are comprised primarily of underlying securities represented by a variety of asset classes that are publicly traded on exchanges or over-the-counter, and price quotes for the assets held by these funds are readily observable and available. As of December 31, 2025 and 2024, equity funds and fixed income funds are categorized as Level 2 assets.

The unit values of the equity funds, and fixed income funds are reported using net asset value as an estimate of fair value. The equity funds invest in common stock and securities convertible into common stock from companies of various sizes and geography, with each fund seeking to match the performance of a specified index. The fixed income funds invest in diversified portfolios of bonds, with each fund seeking to match the performance of a specified index. Each of these funds is able to be purchased or redeemed daily based on the unit value determined on the respective transaction date.  These funds have no unfunded commitments, required notice period for redemption, or other redemption restriction.

Investments Measured at Net Asset Value (NAV)

In accordance with FASB ASU No. 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent), investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy table above. The fair value amounts are included in the table above in order to reconcile to the amounts presented in the Statement of Net Assets Available for Benefits. These investments include the target date funds. There are no restrictions on the terms and conditions upon which the investments may be redeemed.

Transfers Between Levels

There were no transfers between levels for the years ended December 31, 2025 and 2024. However, certain investments were moved from the fair value hierarchy to net asset value and from net asset value to the fair value hierarchy based on re-evaluation of the underlying assets.

Level 3 Rollforward

There were no assets classified as Level 3 in the fair value hierarchy for the years ended December 31, 2025 and 2024.